Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
Note 20:	Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2017
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$2,973,503	$2,850,335	$2,816,184	$2,800,556
Interest expense	311,795	314,467	284,771	255,967
Net interest income	2,661,708	2,535,868	2,531,413	2,544,589
Provision (credit) for loan losses	(270,000)	30,000	30,000	30,000
Net interest income after provision for loan losses	2,931,708	2,505,868	2,501,413	2,514,589
Noninterest income	1,039,969	1,117,289	1,068,034	1,108,294
Noninterest expense	2,598,686	2,603,618	2,456,576	2,587,169
Income before income taxes	1,372,991	1,019,539	1,112,871	1,035,714
Income tax expense	1,231,888	285,297	306,962	276,148

Net income	$141,103	$734,242	$805,909	$759,566

Basic earnings per share	$0.08	$0.41	$0.45	$0.43
Diluted earnings per share	$0.08	$0.41	$0.45	$0.42

	Year Ended December 31, 2016
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$2,817,513	$2,858,551	$2,849,785	$2,909,135
Interest expense	274,630	277,603	247,184	248,909
Net interest income	2,542,883	2,580,948	2,602,601	2,660,226
Provision for loan losses	30,000	30,000	30,000	30,000
Net interest income after provision for loan losses	2,512,883	2,550,948	2,572,601	2,630,226
Noninterest income	1,099,642	1,088,058	1,034,670	1,039,075
Noninterest expense	2,681,987	2,613,954	2,564,033	2,532,562
Income before income taxes	930,538	1,025,052	1,043,238	1,136,739
Income tax expense	233,278	267,287	277,732	309,361

Net income	$697,260	$757,765	$765,506	$827,378

Basic earnings per share	$0.39	$0.43	$0.43	$0.47
Diluted earnings per share	$0.39	$0.42	$0.43	$0.46